Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000229338
Shareholder Report [Line Items]
Fund Name	QM U.S. Bond ETF
Trading Symbol	TAGG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about QM U.S. Bond ETF ("the fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QM U.S. Bond ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade (IG) fixed income market generated strongly positive performance for the 12-month reporting period. U.S. Treasury yields fell meaningfully across all maturities as cooling inflation and growth data led investors to price in a faster pace of interest rate cuts by the Federal Reserve.

  Underweighting U.S. Treasuries while overweighting sectors like IG corporate bonds and commercial mortgage-backed securities added value relative to the Bloomberg U.S. Aggregate Bond Index amid solid risk appetite and robust demand for higher-yielding fixed income sectors.

  An emphasis on intermediate corporate bonds, which historically have been less volatile compared with longer-term corporates, underperformed relative to the broader corporate sector. Longer-term corporate credit outperformed compared with intermediate maturities as longer-dated corporate bonds saw strong demand from investors looking to lock in high yields.

  The fund seeks to provide a total return that exceeds the performance of the U.S. investment-grade bond market. Over the period, the fund added to IG corporate credit to capture attractive yields while trimming an overweight exposure in mortgage-backed securities where valuations looked unattractive.

  The fund held interest rate derivatives during the period, which we use to manage the fund’s duration and yield curve exposures more efficiently.

Line Graph [Table Text Block]
	QM U.S. Bond ETF (Based on Net Asset Value)	Regulatory/Strategy Benchmark
9/28/21	10,000	10,000
10/31/21	9,992	10,007
1/31/22	9,788	9,796
4/30/22	9,045	9,060
7/31/22	9,152	9,195
10/31/22	8,384	8,438
1/31/23	8,936	8,977
4/30/23	8,979	9,021
7/31/23	8,835	8,885
10/31/23	8,422	8,468
1/31/24	9,123	9,165
4/30/24	8,851	8,889
7/31/24	9,314	9,338
10/31/24	9,334	9,361

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 9/28/21
QM U.S. Bond ETF (Based on Net Asset Value)	10.84%	-2.21%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	10.55%	-2.11%

Performance Inception Date	Sep. 28, 2021
AssetsNet	$ 96,437,000
Holdings Count | Holding	667
Advisory Fees Paid, Amount	$ 75,000
InvestmentCompanyPortfolioTurnover	131.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$96,437 Number of Portfolio Holdings667 Investment Advisory Fees Paid (000s)$75 Portfolio Turnover Rate131.2%
Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	7.8%
AA Rated	5.8
A Rated	14.3
BBB Rated	14.3
BB Rated	0.2
US Government Agency Securities Rated	27.6
US Treasury Rated	30.0

*Credit ratings for the securities held in the Fund are provided by Moody's, Standard & Poor's, and Fitch and are converted to the Standard & Poor's nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.6%
Federal National Mortgage Association	15.8
U.S. Treasury Bonds	10.1
Government National Mortgage Association	5.8
Federal Home Loan Mortgage Corp.	4.8
Uniform Mortgage-Backed Security	1.2
Bank of America Corp.	0.9
Wells Fargo & Co.	0.6
Citigroup, Inc.	0.5
AT&T, Inc.	0.5

Material Fund Change [Text Block]